Segmented Information - Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 784,495	$ 816,828
Refined silver and gold [member]
Disclosure of products and services [line items]
Revenue	348,717	345,756
Zinc concentrate [member]
Disclosure of products and services [line items]
Revenue	155,412	140,315
Lead concentrate [member]
Disclosure of products and services [line items]
Revenue	150,832	161,981
Copper concentrate [member]
Disclosure of products and services [line items]
Revenue	86,599	114,564
Silver Concentrate [member]
Disclosure of products and services [line items]
Revenue	$ 42,935	$ 54,212